Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards
We have historically granted stock options on an annual basis following the close of trading on the day before our December board meeting, which occurs in the middle of December. The Compensation Committee and our board of directors do not take into account material non-public information when determining the timing or terms of option awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option awards. During 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any periodic report we filed on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information. In addition to the regular-cycle equity grants, the Compensation Committee may also make “off-cycle” grants of stock options or other equity awards at other Compensation Committee meetings in connection with an employee’s initial hire or promotion or for other reasons.

Award Timing Method	We have historically granted stock options on an annual basis following the close of trading on the day before our December board meeting, which occurs in the middle of December.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and our board of directors do not take into account material non-public information when determining the timing or terms of option awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option awards.
MNPI Disclosure Timed for Compensation Value	false